Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000145852
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Current Global Dividend Fund - Institutional Class
Accumulated Value	$ 100,000		$ 113,571	$ 119,908	$ 123,393	$ 127,663	$ 165,848	$ 149,056	$ 168,338	$ 211,624	$ 248,353	$ 302,783
C000164234
Account Value [Line Items]
Line Graph and Table Measure Name		Marshfield Concentrated Opportunity Fund
Accumulated Value	10,000		11,927	14,874	17,421	20,115	24,428	23,888	29,014	36,222	40,100	42,210
C000179800
Account Value [Line Items]
Line Graph and Table Measure Name		Meehan Focus Fund
Accumulated Value	10,000		11,581	13,821	13,926	17,827	24,290	21,075	25,538	33,366	39,625	48,133
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	100,000		116,185	131,411	131,754	153,869	199,668	169,568	196,027	243,926	282,166	339,652
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
MSCI World High Dividend Yield Index Net TR
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index
Accumulated Value	100,000		111,739	118,927	121,923	124,079	152,427	140,862	156,284	183,294	199,341	238,999
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000		$ 11,235	$ 12,723	$ 12,995	$ 13,442	$ 17,911	$ 17,103	$ 20,058	$ 24,797	$ 26,305	$ 31,076